Capital and Reserves	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Capital and Reserves

15. CAPITAL AND RESERVES

Share capital and share premium

As of December 31, issued share capital is as follows:

(In thousand Euros)	Total shares	Share Capital
December 31, 2025
Class A shares of euro 2.40 nominal value each	16,778,631	40,275
Class B shares of euro 24.00 nominal value each	355,040	8,521
Class C shares of euro 21.60 nominal value each	808,500	17,464
Total	17,942,171	66,260

(In thousand Euros)	Total shares	Share Capital
December 31, 2024
Class A shares of euro 0.12 nominal value each	237,362,279	28,490
Class B shares of euro 1.20 nominal value each	13,500,793	16,201
Class C shares of euro 1.08 nominal value each	9,770,000	10,552
Total	260,633,072	55,243

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.

Wallbox Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.

As at December 31, authorized share capital is as follows:

December 31, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)

Class A	36,525,000	2.40	87,660
Class B	2,011,500	24.00	48,276
Conversion shares	488,500	21.60	10,552
Total	39,025,000		146,488

December 31, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)

Class A	409,770,000	0.12	49,172
Class B	40,230,000	1.20	48,276
Conversion shares	9,770,002	1.08	10,552
Total	459,770,002		108,000

Movement of share capital and share premium are as follows:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2024	260,633,072		55,243	531,113

January 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	16,189	0.12	2	41
January 2025: Capital increase (ATM) (Class A shares)	739,742	0.12	89	314
February 2025: Stock option plan execution (RSU) (Class A shares)	574,272	0.12	69	903
February 2025: Capital increase (Private placement) (Class A shares)	26,707,142	0.12	3,205	6,204
March 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	197,136	0.12	24	463
April 2025: Stock option plan execution (RSU) (Class A shares)	309,899	0.12	37	1,490
May 2025: Stock option plan execution (RSU) (Class A shares)	16,170	0.12	2	28
June 2025: Stock option plan execution (RSU/ESPP) (Class A shares)	757,242	0.12	91	199
June 2025: Capital increase (Private Placement) (Class A shares)	22,458,944	0.12	2,695	2,194
June 2025: Capital increase (Private Placement - SETT) (Class A shares)	37,759,630	0.12	4,531	3,825
June 2025: Off sett share premium and accumulated deficit	—	—	—	(542,972)
Reverse stock split	(332,660,967)	2.40	—	—
August 2025: Stock option plan execution (ESOP/MSOP/RSU) (Class A shares)	87,265	2.40	209	2,582
September 2025: Stock option plan execution (ESOP/MSOP/RSU) (Class A shares)	2,346	2.40	6	233
October 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	2,673	2.40	6	223
November 2025: Stock option plan execution (MSOP/RSU) (Class A shares)	18,102	2.40	43	519
November 2025: Change Class B shares into Class A shares and Class C shares	320,000	—	—
December 2025: Stock option plan execution (MSOP) (Class A shares)	3,314	2.40	8	84
At December 31, 2025	17,942,171		66,260	7,443

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)

At December 31, 2023	211,161,261		50,352	481,615

January 2024: Stock option plan execution (MSOP/Warrants) (Class A shares)	219,240	0.12	26	151
February 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	234,625	0.12	28	923
March 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	622,615	0.12	75	1,312
March 2024: Change Class B shares into Class A shares and Class C shares	3,750,000	—	—	—
April 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	684,537	0.12	82	4,816
May 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	100,708	0.12	12	400
June 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	548,207	0.12	66	657
July 2024: Stock option plan execution (MSOP) (Class A shares)	39,520	0.12	5	229
July 2024: Payment in shares earn out Ares (Class A shares)	380,208	0.12	45	410
August 2024: Capital increase (Private placement) (Class A shares)	36,334,277	0.12	4,360	37,045
August 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	116,765	0.12	14	1,094
September 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	128,256	0.12	15	325
October 2024: Stock option plan execution (ESOP/RSU) (Class A shares)	56,770	0.12	7	293
November 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	333,118	0.12	40	1,431
December 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	847,571	0.12	102	827
December 2024: Capital increase (ATM) (Class A shares)	75,394	0.12	9	34
December 2024: Change Cass B shares into Class A shares and Class C shares	5,000,000	—	—	—
Other movements	—	—	5	(449)
At December 31, 2024	260,633,072		55,243	531,113

On December 31, 2020, share capital of Wallbox Chargers S.L.U. totaled Euros 196 thousand and consisted of 392,118 shares with a par value of Euro 0.50 each (at December 31, 2019, share capital amounted to thousand Euros 169 and consisted of 337,300 shares with a par value of Euros 0.50 each).

On September 16, 2021, convertible bonds and a convertible note were converted, resulting in a capital issuance of 147,443 Class A ordinary shares of Wallbox Chargers S.L.U. with a par value of Euros 0.50 each, with a corresponding increase in share capital and share premium totaling Euros 74 thousand and Euros 87,032 thousand, respectively.

On October 1, 2021, pursuant to the Business Combination Agreement, each holder of Wallbox Chargers S.L.U. ordinary shares exchanged by means of a contribution in kind its Wallbox Chargers S.L.U. ordinary shares to Wallbox N.V. Class A ordinary shares in accordance with the Exchange Ratio. As a result, Wallbox Chargers became a wholly owned subsidiary of Wallbox N.V. The contribution consisted of 539,561 Wallbox Chargers S.L.U. ordinary shares, Euros 0.50 par value, being exchanged for 106,778,437 Class A ordinary shares of Wallbox N.V., Euros 0.12 par value, and 23,250,793 Class B ordinary shares, Euros 1.20 par value. Share capital increased by Euros 40,445 thousand and the share premium decreased by the same amount.

Furthermore, on October 1, 2021, each share of Kensington’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares, whereby Wallbox issued one Class A Share for each share of new Kensington common stock exchanged, resulting in the issuance of 19,861,318 Wallbox Class A ordinary shares, Euros 0.12 par value. Consequently, share capital increased by Euros 2,383 thousand and share premium by Euros 151,915 thousand, which includes the impact of the IFRS 2 share listing expense totaling thousand Euros 72,172 and the deduction of the net balance of transaction costs totaling Euros 17,397 thousand.

Concurrently with the execution of the Business Combination Agreement, Kensington and Wallbox entered into Subscription Agreements (the “Subscription Agreements”), dated June 9, 2021 and September 29, 2021, with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Wallbox agreed to issue and sell, an aggregate of 11,100,000 Class A Shares (the “PIPE Shares”) at a price of USD 10.00 per share for an aggregate of USD 111,000 thousand in proceeds (the “PIPE Financing”) on the Closing Date. Such 11,100,000 Class A Shares resulted in increases to share capital and share premium totaling Euros 1,332 thousand and Euros 94,528 thousand, respectively.

In September 2021, Wallbox NV issued 375,000 Class A ordinary shares, par value Euro 0.12, increasing share capital by Euros 45 thousand.

On November 23, 2021 and December 21, 2021, 43,028 and 1,000 Public Warrants, respectively, were converted into 43,028 and 1,000 Wallbox Class A ordinary shares, par value Euros 0.12, increasing share capital by Euros 5 thousand and raising share premium by Euros 636 thousand.

The capital increase that took place during fiscal year 2022 corresponded mainly due to the Private placement, execution of the Stock Plan, the Kensington warrant conversion and payment with shares of the Ares acquisition and Electromaps acquisition.

Capital increases in fiscal year 2023 corresponded mainly to the Private placement, execution of the Stock Plan, the equity-settled consideration for the Coil acquisition, and at-the-market program.

Additionally, during 2023, the Company exchanged 1,020,000 Class B ordinary shares with a nominal value of Euro 1.20 per share (“Class B Shares”) for 1,020,000 Class A Shares with a nominal value of Euro 0.12 per share and 1,020,000 Class C Shares with a nominal value of Euro 1.08 per share.

Capital increases in fiscal year 2024 corresponded mainly to the Private placement, execution of Stock Plan (see Note 20), the payment in share for the earn out of Ares acquisition, the Kensington warrant conversion (see Note 12) and at-the-market program.

Additionally, during 2024, the Company exchanged 8,750,000 Class B ordinary shares with a nominal value of Euro 1.20 per share ("Class B shares") for 8,750,000 Class A Shares with nominal value of Euro 0.12 per share and 8,750,000 Class C Shares with a nominal value of Euro 1.08 per share.

The capital increases that have taken place during 2025 correspond mainly to the private placement, stock plans execution (see Note 20) and at-the-market program.

On July 3, 2025 the Company effected the Reverse stock split of the ordinary Class A Shares, ordinary Class B Shares and ordinary conversion shares in the capital of Wallbox NV at a ratio of 20:1. The primary purpose for effecting the reverse stock split was to increase the per-share trading price of the Class A Shares to maintain their listing on the New York Stock Exchange (NYSE). A listing on NYSE requires that listed securities maintain a minimum bid price of USD 1.00 per share.

Additionally, during 2025, the Company exchanged 320,000 Class B ordinary shares with a nominal value of Euro 24 per share ("Class B Shares") for 320,000 Class A Shares with nominal value of Euro 2.40 per share and 320,000 Class C shares with nominal value of Euro 21.60 per share.

The share premium is freely distributable, provided that equity is not lower than the aggregate of share capital as a result of such distributions and the legal reserves.

Nature and purpose of reserves

Capital reduction reserves

At June 30, 2025 the shareholder of the parent company approved the absorption of accounting losses into share premium for an amount of Euros 531,113 thousand. Additionally, at June 30, 2025 the board of directors approved an additional absorption of accounting losses into share premium for an amount of Euros 11,859 thousand. As a result, the share premium has been reduced by a cumulative amount of Euros 542,972 thousand against capital reduction reserves. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) or liabilities.

Consolidated prior years’ accumulated deficit

At December 31, 2025, total consolidated accumulated deficit was Euros (674,858) thousand (Euros (569,175) thousand at December 31, 2024.

During the financial year 2025, ABL GmbH carried out a capital increase which resulted in a change in the Group’s ownership interest in this subsidiary. As a result, an adjustment between Accumulated Deficit and Minority Interest of EUR 3,886 thousand was recognized.

A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As at December 31, 2025 the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 31,393 thousand (2024: Euros 66,308 thousand) as further detailed in Note 10.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations. This legal reserve is not freely distributable. This reserve was Euros (3,335) thousand at December 31, 2025 (Euros 12,784 thousand at December 31, 2024).

Other equity components

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 17,495 thousand at December 31, 2025 (Euros 22,626 thousand at December 31, 2024). Refer to Note 20 for further details of these plans.

Equity-settled earn-out

In addition, this caption includes Euros 865 thousand corresponding to the amount to be paid in shares for to the acquisition of Ares (2024: Euros 738 thousand corresponding to the amount to be paid in shares for the acquisition of Ares and Coil.

Measurement adjustments to financial assets through OCI

Investments in hedge funds referred to in Note 12 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.

Others

Within the others the Group included the impact of reversing the put option liability related to ABL acquisition (Note 16)